Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$915,849.84

Principal:
Principal Collections	$10,007,469.72
Prepayments in Full	$5,983,441.22
Liquidation Proceeds	$148,931.63
Recoveries	$51,574.41
Sub Total	$16,191,416.98
Collections	$17,107,266.82

Purchase Amounts:
Purchase Amounts Related to Principal	$214,846.64
Purchase Amounts Related to Interest	$1,228.30
Sub Total	$216,074.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,323,341.76

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$17,323,341.76
Servicing Fee	$219,156.33	$219,156.33	$0.00	$0.00	$17,104,185.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,104,185.43
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,104,185.43
Interest - Class A-3 Notes	$35,656.65	$35,656.65	$0.00	$0.00	$17,068,528.78
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$17,015,146.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,015,146.53
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$16,988,583.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,988,583.53
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$16,967,017.53
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,967,017.53
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$16,932,476.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,932,476.86
Regular Principal Payment	$15,795,089.30	$15,795,089.30	$0.00	$0.00	$1,137,387.56
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,137,387.56
Residual Released to Depositor	$0.00	$1,137,387.56	$0.00	$0.00	$0.00
Total		$17,323,341.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,795,089.30
Total					$15,795,089.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,795,089.30	$48.42	$35,656.65	$0.11	$15,830,745.95	$48.53
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$15,795,089.30	$14.72	$171,708.57	$0.16	$15,966,797.87	$14.88

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$83,897,995.56	0.2571980	$68,102,906.26	0.2087765
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$253,147,995.56	0.2359144	$237,352,906.26	0.2211946

Pool Information
Weighted Average APR	4.087%	4.084%
Weighted Average Remaining Term	30.58	29.78
Number of Receivables Outstanding	21,293	20,570
Pool Balance	$262,987,596.93	$246,526,657.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$253,147,995.56	$237,352,906.26
Pool Factor	0.2399416	0.2249232

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$9,173,751.69
Targeted Overcollateralization Amount	$9,173,751.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,173,751.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	32

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		61	$106,249.77
(Recoveries)		99	$51,574.41
Net Losses for Current Collection Period			$54,675.36
Cumulative Net Losses Last Collection Period			$5,705,774.72
Cumulative Net Losses for all Collection Periods			$5,760,450.08

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.25%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.05%	330	$5,047,918.33
61-90 Days Delinquent	0.23%	34	$569,005.85
91-120 Days Delinquent	0.08%	11	$208,968.35
Over 120 Days Delinquent	0.30%	36	$745,500.62
Total Delinquent Receivables	2.67%	411	$6,571,393.15

Repossession Inventory:
Repossessed in the Current Collection Period		18	$322,703.42
Total Repossessed Inventory		24	$462,385.65

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4631%
Preceding Collection Period			0.6166%
Current Collection Period			0.2575%
Three Month Average			0.4457%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3552%
Preceding Collection Period			0.3522%
Current Collection Period			0.3938%
Three Month Average			0.3671%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer